Related Parties	12 Months Ended
Mar. 31, 2022
Text block [Abstract]
Related Parties
(30) Related Parties
(a) Related Party Transactions
Honda mainly purchases materials, supplies and services from affiliates and joint ventures, and sells finished goods, parts used in its products, equipment and services to them in the ordinary course of business. Transactions with affiliates and joint ventures are generally made at values that approximate arm’s-length
prices.

The balances of receivables and payables with affiliates and joint ventures as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021	2022
Receivables:
Affiliates	¥29,067	¥34,317
Joint ventures	293,132	346,370

Total	¥322,199	¥380,687

Payables:
Affiliates	¥127,793	¥147,705
Joint ventures	30,412	36,380

Total	¥158,205	¥184,085

The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022
Sales revenue:
Affiliates	¥109,615	¥87,742	¥93,187
Joint ventures	722,896	985,920	1,053,370

Total	¥832,511	¥1,073,662	¥1,146,557

Purchase:
Affiliates	¥1,241,314	¥1,015,921	¥1,176,066
Joint ventures	166,885	150,123	194,321

Total	¥1,408,199	¥1,166,044	¥1,370,387

(b) Compensation to Key Management
Compensation paid to the directors and executive officers of the Company for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022

Remuneration	¥691	¥683	¥696
STI (Short Term Incentive)	101	95	188
LTI (Long Term Incentive)	140	129	159

Total	¥932	¥907	¥1,043

(c) Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2022 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Coordination of Subsidiaries Operation, Research & Development, Manufacturing and Sales	100.0
Honda Aero., Inc.	U.S.A.	Research & Development and Manufacturing	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Development and Manufacturing of America, LLC	U.S.A.	Research & Development and Manufacturing	100.0
Honda Aircraft Company, LLC	U.S.A.	Research & Development, Manufacturing and Sales	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda of the U.K. Manufacturing Ltd.	U.K.	Manufacturing	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Bank GmbH	Germany	Finance	100.0
Honda Turkiye A.S	Turkey	Manufacturing and Sales	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation and Sales	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Precision Parts Manufacturing	Indonesia	Manufacturing	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Honda Philippines Inc.	Philippines	Manufacturing and Sales	99.6
Honda Taiwan Co., Ltd.	Taiwan	Sales	100.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Leasing (Thailand) Co., Ltd.	Thailand	Finance	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Manufacturing Co., Ltd.	Thailand	Manufacturing and Sales	72.5
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda Motor de Argentina S.A.	Argentina	Manufacturing and Sales	100.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Banco Honda S.A.	Brazil	Finance	100.0
Honda Automoveis do Brasil Ltda.	Brazil	Manufacturing and Sales	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0